Consolidated Statements of Financial Position ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 416,596	$ 64,030	¥ 451,115
Lease prepayments	9,313	1,431	9,436
Goodwill	2,771	426	2,771
Interest in associates	33,233	5,108	32,248
Interest in joint ventures	2,368	364	1,175
Deferred income tax assets	5,973	918	5,986
Financial assets at fair value through other comprehensive income	4,286	659	4,326
Other assets	20,721	3,185	24,879
Non-current assets	495,261	76,121	531,936
Current assets
Inventories and consumables	2,239	344	2,431
Accounts receivable	13,964	2,146	13,622
Prepayments and other current assets	13,801	2,121	14,023
Amounts due from ultimate holding company	239	37
Amounts due from related parties	3,274	503	22,724
Amounts due from domestic carriers	4,683	720	3,908
Financial assets at fair value through profit and loss	160	25	123
Short-term bank deposits and restricted deposits	5,526	849	1,754
Cash and cash equivalents	32,836	5,047	23,633
Current assets	76,722	11,792	82,218
Total assets	571,983	87,913	614,154
EQUITY
Share capital	254,056	39,048	179,102
Reserves	(20,912)	(3,214)	(21,017)
Retained profits
Proposed final dividend	1,591	244
Others	69,315	10,653	69,322
Equity attributable to equity shareholders of the Company	304,050	46,731	227,407
Non-controlling interests	297	46	275
Total equity	304,347	46,777	227,682
Non-current liabilities
Long-term bank loans	3,473	534	4,495
Promissory notes			17,906
Corporate bonds	17,981	2,764	17,970
Deferred income tax liabilities	108	17	113
Deferred revenue	3,020	464	2,998
Other obligations	432	67	335
Non-current liabilities	25,014	3,846	43,817
Current liabilities
Short-term bank loans	22,500	3,458	76,994
Commercial papers	8,991	1,382	35,958
Current portion of long-term bank loans	410	63	161
Current portion of promissory notes	17,960	2,761	18,976
Accounts payable and accrued liabilities	125,260	19,252	143,224
Taxes payable	1,121	172	732
Amounts due to ultimate holding company	2,176	334	2,463
Amounts due to related parties	8,126	1,249	8,700
Amounts due to domestic carriers	2,538	390	1,989
Dividend payable	920	141	920
Current portion of corporate bonds			2,000
Current portion of deferred revenue	350	54	369
Current portion of other obligations	2,987	459	3,141
Advances from customers	49,283	7,575	47,028
Current liabilities	242,622	37,290	342,655
Total liabilities	267,636	41,136	386,472
Total equity and liabilities	571,983	87,913	614,154
Net current liabilities	(165,900)	(25,498)	(260,437)
Total assets less current liabilities	¥ 329,361	$ 50,623	¥ 271,499